UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05202
BNY Mellon Investment Funds I
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/24
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Fixed Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Fixed Income Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class A – DHGAX
This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.84%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class A shares returned 4.45%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 3.40% for the same period.
What affected the Fund’s performance?
  Global fixed-income markets rose in response to the general, though not uniform, downtrend in government bond yields and a broad-based tightening of credit spreads.
  Relative performance benefited from cross-market duration positioning, with overweight exposure to Australian, Korean and Swedish duration versus core markets, as well as active positioning in developed-markets inflation-linked products.
  Detractors from relative performance included underweight exposure to Canadian duration versus the United States, and, to a lesser degree, overweight duration positions in select local emerging markets.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-0.26%	0.52%	1.48%
without Sales Charge	4.45%	1.45%	1.95%
Bloomberg Global Aggregate Index (Hedged)	3.40%	0.48%	2.01%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,950	457	$10,579,414	111.62%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Country Allocation (Based on Net Assets)

United States
53.6%
United Kingdom
8.1%
Japan
3.6%
New Zealand
3.6%
China
3.3%
France
3.2%
Italy
3.2%
Australia
2.8%
Spain
2.2%
Netherlands
1.8%
Germany
1.8%
Canada
1.5%
Brazil
1.1%
Ireland
1.0%
Austria
1.0%
South Korea
1.0%
Net Other Assets and Liabilities
7.2%

Allocation of Holdings (Based on Net Assets)

Foreign Governmental
32.5%
U.S. Treasury Securities
23.7%
Corporate Bonds and Notes
19.8%
U.S. Government Agencies Mortgage-Backed
16.0%
Asset-Backed Securities
2.9%
Investment Companies
1.7%
Forward Foreign Currency Exchange Contracts
1.2%
Commercial Mortgage-Backed
0.8%
Collateralized Loan Obligations
0.8%
Swap Agreements
0.4%
Net Other Assets and Liabilities
0.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6940AR1224

BNY Mellon Global Fixed Income Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class C – DHGCX
This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.59%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class C shares returned 3.71%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 3.40% for the same period.
What affected the Fund’s performance?
  Global fixed-income markets rose in response to the general, though not uniform, downtrend in government bond yields and a broad-based tightening of credit spreads.
  Relative performance benefited from cross-market duration positioning, with overweight exposure to Australian, Korean and Swedish duration versus core markets, as well as active positioning in developed-markets inflation-linked products.
  Detractors from relative performance included underweight exposure to Canadian duration versus the United States, and, to a lesser degree, overweight duration positions in select local emerging markets.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	2.71%	*	0.69%	1.20%
without Deferred Sales Charge	3.71%		0.69%	1.20%
Bloomberg Global Aggregate Index (Hedged)	3.40%		0.48%	2.01%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,950	457	$10,579,414	111.62%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6942AR1224

BNY Mellon Global Fixed Income Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class I – SDGIX
This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.54%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class I shares returned 4.76%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 3.40% for the same period.
What affected the Fund’s performance?
  Global fixed-income markets rose in response to the general, though not uniform, downtrend in government bond yields and a broad-based tightening of credit spreads.
  Relative performance benefited from cross-market duration positioning, with overweight exposure to Australian, Korean and Swedish duration versus core markets, as well as active positioning in developed-markets inflation-linked products.
  Detractors from relative performance included underweight exposure to Canadian duration versus the United States, and, to a lesser degree, overweight duration positions in select local emerging markets.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class I	4.76%	1.76%	2.25%
Bloomberg Global Aggregate Index (Hedged)	3.40%	0.48%	2.01%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,950	457	$10,579,414	111.62%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6934AR1224

BNY Mellon Global Fixed Income Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class Y – DSDYX
This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.47%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class Y shares returned 4.87%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 3.40% for the same period.
What affected the Fund’s performance?
  Global fixed-income markets rose in response to the general, though not uniform, downtrend in government bond yields and a broad-based tightening of credit spreads.
  Relative performance benefited from cross-market duration positioning, with overweight exposure to Australian, Korean and Swedish duration versus core markets, as well as active positioning in developed-markets inflation-linked products.
  Detractors from relative performance included underweight exposure to Canadian duration versus the United States, and, to a lesser degree, overweight duration positions in select local emerging markets.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class Y	4.87%	1.83%	2.31%
Bloomberg Global Aggregate Index (Hedged)	3.40%	0.48%	2.01%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,950	457	$10,579,414	111.62%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0369AR1224

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item	4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $54,400 in 2023 and $55,600 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,700 in 2023 and $6,100 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. These services consisted of U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $4,074,591 in 2023 and $5,102,266 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Fixed Income Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

Class	Ticker
A	DHGAX
C	DHGCX
I	SDGIX
Y	DSDYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Fixed Income Fund
Statement of Investments
December 31, 2024

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 96.7%
Australia — 2.6%
Australia, Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/2033	22,400,000	14,076,884
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	5,240,000	2,443,371
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	1.75	3/20/2034	8,862,000	4,178,027
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	2.00	3/8/2033	19,591,000	9,814,784
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.25	2/20/2036	10,116,000	5,762,899
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.75	2/20/2035	4,848,000	2,922,622
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	1.75	7/20/2034	9,979,000	4,635,527
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	4.50	8/22/2035	9,700,000	5,679,909
Treasury Corp. of Victoria, Govt. Gtd. Bonds	AUD	2.00	9/17/2035	8,814,000	4,003,682
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.75	9/15/2036	41,354,000	24,280,165
					77,797,870
Austria — 1.0%
Austria, Sr. Unscd. Bonds(b)	EUR	2.90	2/20/2034	9,875,000	10,334,812
Raiffeisen Bank International AG, Sr. Notes(c)	EUR	4.63	8/21/2029	4,400,000	4,719,953
Raiffeisen Bank International AG, Sub. Notes	EUR	2.88	6/18/2032	7,600,000	7,607,867
Raiffeisen Bank International AG, Sub. Notes	EUR	7.38	12/20/2032	5,100,000	5,724,632
					28,387,264
Belgium — .5%
Belgium, Sr. Unscd. Notes, Ser. 98(b)	EUR	3.30	6/22/2054	6,825,000	6,759,053
FLUVIUS System Operator CV, Gtd. Notes	EUR	3.88	5/9/2033	7,000,000	7,462,391
					14,221,444
Brazil — 1.1%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2035	262,740,000	31,915,877
Canada — 1.5%
Alimentation Couche-Tard, Inc., Gtd. Notes(b)	EUR	3.65	5/12/2031	2,496,000	2,608,279
Canada, Bonds	CAD	1.75	12/1/2053	22,100,000	10,901,252
Canada, Bonds	CAD	3.25	9/1/2028	17,600,000	12,381,036
Canadian Pacific Railway Co., Gtd. Notes		3.10	12/2/2051	3,500,000	2,275,972
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2(b)	CAD	1.00	11/16/2026	1,419,508	977,140
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	11,382,000	8,149,795
Province of Ontario Canada, Sr. Unscd. Notes	CAD	4.15	12/2/2054	10,123,000	7,019,022
					44,312,496
Cayman Islands — .4%
Octagon 61 Ltd. CLO, Ser. 2023-2A, Cl. A, (3 Month TSFR + 1.85%)(b),(d)		6.47	4/20/2036	5,274,060	5,295,040
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A, (3 Month TSFR + 1.90%)(b),(d)		6.56	7/15/2036	5,775,000	5,806,844
					11,101,884
China — 3.2%
China, Bonds	CNY	3.00	10/15/2053	52,830,000	8,843,850
China, Bonds	CNY	3.73	5/25/2070	23,170,000	4,769,456
China, Bonds	CNY	3.81	9/14/2050	438,050,000	82,159,899
					95,773,205
Colombia — .8%
Colombian TES, Bonds, Ser. B	COP	13.25	2/9/2033	95,500,000,000	23,449,064
Czechia — .2%
CEZ AS, Sr. Unscd. Notes	EUR	4.25	6/11/2032	5,300,000	5,612,411

Statement of Investments (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 96.7% (continued)
Denmark — .1%
Carlsberg Breweries AS, Sr. Unscd. Notes	EUR	4.25	10/5/2033	1,237,000	1,364,435
Denmark, Bonds	DKK	4.50	11/15/2039	14,250,000	2,521,441
					3,885,876
Finland — .1%
Finland, Sr. Unscd. Bonds, Ser. 10Y(b)	EUR	3.00	9/15/2033	3,750,000	3,959,875
France — 3.2%
Electricite de France SA, Sr. Unscd. Notes	EUR	4.63	1/25/2043	2,200,000	2,359,856
French Republic, Bonds, Ser. OAT(b)	EUR	3.00	5/25/2033	26,150,000	26,949,363
French Republic, Bonds, Ser. OAT(b)	EUR	3.25	5/25/2055	8,625,000	8,179,489
French Republic, Bonds, Ser. OAT(b)	EUR	4.00	10/25/2038	11,685,000	12,918,069
Kering SA, Sr. Unscd. Notes	EUR	3.38	3/11/2032	2,600,000	2,680,902
Kering SA, Sr. Unscd. Notes	EUR	3.63	9/5/2031	7,900,000	8,302,035
Orange SA, Jr. Sub. Notes(c)	EUR	5.38	1/18/2030	7,700,000	8,499,373
Pernod Ricard SA, Sr. Unscd. Notes	EUR	3.38	11/7/2030	12,600,000	13,213,532
Pernod Ricard SA, Sr. Unscd. Notes	EUR	3.75	9/15/2033	3,100,000	3,271,060
Suez SACA, Sr. Unscd. Notes	EUR	2.38	5/24/2030	3,500,000	3,473,899
Suez SACA, Sr. Unscd. Notes	EUR	4.50	11/13/2033	2,900,000	3,197,159
Suez SACA, Sr. Unscd. Notes	EUR	5.00	11/3/2032	1,000,000	1,133,729
					94,178,466
Germany — 1.9%
Amprion GmbH, Sr. Unscd. Notes(c)	EUR	3.63	5/21/2031	4,400,000	4,656,096
Amprion GmbH, Sr. Unscd. Notes	EUR	3.97	9/22/2032	7,500,000	8,054,828
BASF SE, Sr. Unscd. Notes	EUR	4.25	3/8/2032	5,100,000	5,610,665
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	0.63	4/15/2036	3,410,000	2,713,774
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.38	3/3/2034	4,836,000	4,376,266
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.63	8/16/2033	9,960,000	9,360,630
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.88	5/24/2030	8,067,000	7,995,229
Heidelberg Materials AG, Sr. Unscd. Notes	EUR	3.95	7/19/2034	1,378,000	1,463,788
Merck KGaA, Jr. Sub. Notes(c)	EUR	3.88	8/27/2054	5,800,000	6,061,823
Volkswagen Financial Services AG, Sr. Unscd. Bonds	EUR	3.88	9/10/2030	4,100,000	4,293,842
					54,586,941
Greece — .2%
Eurobank Ergasias Services and Holdings SA, Sub. Notes	EUR	6.25	4/25/2034	1,090,000	1,227,165
Hellenic Republic, Sr. Unscd. Notes(b)	EUR	4.38	7/18/2038	3,438,000	3,874,057
					5,101,222
Hungary — 0.0%
Hungary, Bonds, Ser. 33A	HUF	2.25	4/20/2033	710,000	1,310
Indonesia — .2%
Indonesia, Bonds, Ser. FR83	IDR	7.50	4/15/2040	109,930,000,000	7,080,189
Ireland — 1.0%
Eaton Capital ULC, Gtd. Notes	EUR	3.60	5/21/2031	3,952,000	4,222,118
ESB Finance DAC, Gtd. Notes	EUR	3.75	1/25/2043	6,170,000	6,339,241
Ireland, Unscd. Bonds	EUR	2.60	10/18/2034	3,950,000	4,088,311
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Bonds	EUR	3.13	12/11/2033	8,165,000	8,291,143
Linde PLC, Sr. Unscd. Notes	EUR	3.20	2/14/2031	7,600,000	7,983,885
					30,924,698

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 96.7% (continued)
Italy — 3.2%
Autostrade per l’Italia SpA, Sr. Unscd. Notes	EUR	2.25	1/25/2032	3,500,000	3,293,490
Autostrade per l’Italia SpA, Sr. Unscd. Notes	EUR	4.63	2/28/2036	6,335,000	6,756,334
Autostrade per l’Italia SpA, Sr. Unscd. Notes	EUR	4.75	1/24/2031	6,142,000	6,736,725
Autostrade per l’Italia SpA, Sr. Unscd. Notes	EUR	5.13	6/14/2033	5,390,000	6,012,113
Eni SpA, Sr. Unscd. Notes(b)		5.50	5/15/2034	3,209,000	3,173,640
Eni SpA, Sr. Unscd. Notes(b)		5.95	5/15/2054	10,729,000	10,310,110
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	EUR	4.40	5/1/2033	51,375,000	57,526,855
					93,809,267
Japan — 3.4%
Japan, (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	1,473,600,000	6,073,586
Japan, (20 Year Issue), Bonds, Ser. 184	JPY	1.10	3/20/2043	1,066,400,000	6,062,185
Japan, (20 Year Issue), Bonds, Ser. 183	JPY	1.40	12/20/2042	3,756,900,000	22,526,246
Japan, (30 Year Issue), Bonds, Ser. 69	JPY	0.70	12/20/2050	957,200,000	4,360,343
Japan, (30 Year Issue), Bonds, Ser. 83	JPY	2.20	6/20/2054	9,190,000,000	57,883,174
Japan, (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	606,600,000	2,584,208
					99,489,742
Jersey — .6%
AA Bond Co. Ltd., Sr. Scd. Notes, Ser. A8	GBP	5.50	7/31/2027	5,400,000	6,684,349
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1, (3 Month TSFR + 1.77%)(b),(d)		6.43	7/15/2036	5,420,000	5,432,195
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. A, (3 Month TSFR + 1.80%)(b),(d)		6.46	7/15/2036	5,600,000	5,632,256
					17,748,800
Luxembourg — .1%
P3 Group Sarl, Sr. Unscd. Notes	EUR	4.00	4/19/2032	2,521,000	2,627,331
Malaysia — .3%
Malaysia, Bonds, Ser. 318	MYR	4.64	11/7/2033	41,200,000	9,769,697
Mexico — .2%
Mexican Bonos, Sr. Unscd. Notes, Ser. M	MXN	7.75	11/23/2034	150,500,000	6,042,668
Netherlands — 1.8%
ABN AMRO Bank NV, Sr. Notes(b)		5.52	12/3/2035	11,200,000	10,961,569
Athora Netherlands NV, Sub. Notes	EUR	5.38	8/31/2032	7,156,000	7,620,485
BNI Finance BV, Gtd. Notes	EUR	3.88	12/1/2030	857,000	924,534
Enel Finance International NV, Gtd. Notes(e)	EUR	0.75	6/17/2030	5,278,000	4,828,591
Enel Finance International NV, Gtd. Notes	EUR	0.88	1/17/2031	4,500,000	4,082,395
JDE Peet’s NV, Sr. Unscd. Notes	EUR	4.50	1/23/2034	1,645,000	1,800,114
Netherlands, Bonds(b)	EUR	2.50	7/15/2034	13,300,000	13,681,676
Sartorius Finance BV, Gtd. Notes(c)	EUR	4.50	9/14/2032	6,100,000	6,666,521
Sartorius Finance BV, Gtd. Notes	EUR	4.88	9/14/2035	3,100,000	3,451,880
					54,017,765
New Zealand — 3.4%
New Zealand, Unscd. Bonds, Ser. 532	NZD	2.00	5/15/2032	60,205,000	28,973,391
New Zealand, Unscd. Bonds, Ser. 534	NZD	4.25	5/15/2034	71,950,000	39,750,161
New Zealand, Unscd. Notes, Ser. 433	NZD	3.50	4/14/2033	58,152,000	30,657,906
					99,381,458
Peru — .1%
Peru, Bonds(b)	PEN	7.60	8/12/2039	8,000,000	2,230,816

Statement of Investments (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 96.7% (continued)
Poland — .3%
Poland, Bonds, Ser. 1033	PLN	6.00	10/25/2033	11,625,000	2,851,715
Poland, Sr. Unscd. Notes		5.50	3/18/2054	7,977,000	7,353,781
					10,205,496
Portugal — .2%
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes, Ser. 11Y(b)	EUR	2.88	10/20/2034	5,250,000	5,450,788
Romania — .5%
Romania, Sr. Unscd. Notes(b)	EUR	5.25	5/30/2032	12,222,000	12,380,208
Romania, Sr. Unscd. Notes		6.38	1/30/2034	1,210,000	1,160,335
					13,540,543
Singapore — .4%
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes		5.30	5/19/2053	6,120,000	5,735,037
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes		5.34	5/19/2063	2,250,000	2,067,457
Singapore, Bonds	SGD	3.38	9/1/2033	5,615,000	4,273,776
					12,076,270
South Korea — .9%
Korea, Bonds, Ser. 2812	KRW	2.38	12/10/2028	11,350,200,000	7,617,427
Korea, Bonds, Ser. 3212	KRW	4.25	12/10/2032	13,026,800,000	9,597,216
Korea, Bonds, Ser. 5209	KRW	3.13	9/10/2052	5,180,000,000	3,770,180
Korea, Bonds, Ser. 5303	KRW	3.25	3/10/2053	7,778,000,000	5,816,415
					26,801,238
Spain — 2.2%
Banco de Credito Social Cooperativo SA, Sub. Notes	EUR	5.25	11/27/2031	3,000,000	3,161,544
Cellnex Finance Co. SA, Gtd. Notes	EUR	2.00	9/15/2032	4,200,000	3,930,197
Cellnex Telecom SA, Sr. Unscd. Notes(c)	EUR	1.75	10/23/2030	12,800,000	12,203,109
Spain, Sr. Unscd. Bonds(b)	EUR	0.70	4/30/2032	27,750,000	24,779,918
Spain, Sr. Unscd. Bonds(b)	EUR	3.25	4/30/2034	12,875,000	13,584,998
Spain, Sr. Unscd. Notes(b)	EUR	3.45	10/31/2034	6,250,000	6,685,780
					64,345,546
Supranational — .8%
European Union, Sr. Unscd. Bonds, Ser. NGEU	EUR	3.00	3/4/2053	4,461,311	4,321,978
European Union, Sr. Unscd. Notes, Ser. NGEU	EUR	3.13	12/4/2030	8,900,000	9,491,761
European Union, Sr. Unscd. Notes, Ser. SURE	EUR	0.20	6/4/2036	14,551,000	11,127,145
					24,940,884
Switzerland — .8%
Swiss Confederation, Bonds	CHF	0.50	6/27/2032	14,445,000	16,288,709
UBS Group AG, Sr. Unscd. Notes	EUR	0.88	11/3/2031	7,239,000	6,411,932
					22,700,641
United Kingdom — 8.1%
Brass No. 10 PLC, Ser. 10A, Cl. A1(b)		0.67	4/16/2069	162,103	161,832
Gemgarto PLC, Ser. 2021-1A, Cl. A, (3 Month SONIO + 0.59%)(b),(d)	GBP	5.32	12/16/2067	1,168,764	1,465,362
Motability Operations Group PLC, Gtd. Notes	EUR	3.50	7/17/2031	17,340,000	18,212,348
National Grid PLC, Sr. Unscd. Notes	EUR	0.75	9/1/2033	10,180,000	8,410,918
Northumbrian Water Finance PLC, Gtd. Notes	GBP	5.50	10/2/2037	1,123,000	1,335,702
Northumbrian Water Finance PLC, Gtd. Notes(c)	GBP	6.38	10/28/2034	8,640,000	11,138,448
Severn Trent Utilities Finance PLC, Gtd. Notes	EUR	4.00	3/5/2034	4,526,000	4,797,484
Severn Trent Utilities Finance PLC, Gtd. Notes	GBP	5.25	4/4/2036	1,657,000	2,014,110

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 96.7% (continued)
United Kingdom — 8.1% (continued)
Tower Bridge Funding PLC, Ser. 2021-2, Cl. A, (3 Month SONIO + 0.78%)(d)	GBP	5.51	8/20/2025	1,974,861	2,476,796
United Kingdom Gilt, Bonds	GBP	1.50	7/31/2053	113,800,000	66,357,346
United Kingdom Gilt, Bonds	GBP	3.25	1/31/2033	21,500,000	24,660,113
United Kingdom Gilt, Bonds	GBP	4.13	7/22/2029	11,600,000	14,388,597
United Kingdom Gilt, Bonds	GBP	4.25	7/31/2034	15,710,000	19,184,476
United Kingdom Gilt, Bonds	GBP	4.38	7/31/2054	27,525,000	30,512,906
United Kingdom Gilt, Bonds	GBP	4.50	6/7/2028	17,750,000	22,336,909
United Utilities Water Finance PLC, Gtd. Notes	EUR	3.75	5/23/2034	10,214,000	10,641,537
					238,094,884
United States — 51.4%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1(b)		6.13	5/25/2068	3,644,305	3,655,552
Alexandria Real Estate Equities, Inc., Gtd. Notes		5.25	5/15/2036	4,432,000	4,303,807
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.00	8/17/2048	3,914,000	3,972,212
AMSR Trust, Ser. 2019-SFR1, Cl. B (b)		3.02	1/19/2039	4,925,000	4,728,579
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-4A, Cl. A (b)		5.49	6/20/2029	3,643,000	3,705,739
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A (b)		6.02	2/20/2030	2,831,000	2,940,480
Bristol-Myers Squibb Co., Sr. Unscd. Notes		6.25	11/15/2053	3,051,000	3,234,648
Carrier Global Corp., Sr. Unscd. Notes		5.90	3/15/2034	7,643,000	7,917,977
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	810,466	779,353
Citigroup, Inc., Sr. Unscd. Notes	EUR	3.75	5/14/2032	15,470,000	16,356,405
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1(b)		6.60	7/25/2068	2,299,915	2,321,480
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1(b)		7.16	10/25/2068	5,744,611	5,834,268
Columbia Pipelines Operating Co. LLC, Sr. Unscd. Notes (b)		6.04	11/15/2033	3,441,000	3,531,811
Constellation Energy Generation LLC, Sr. Unscd. Notes		5.75	3/15/2054	3,470,000	3,377,893
Coterra Energy, Inc., Sr. Unscd. Notes		5.40	2/15/2035	5,000,000	4,851,635
CVS Health Corp., Sr. Unscd. Notes		5.05	3/25/2048	3,200,000	2,641,973
CVS Health Corp., Sr. Unscd. Notes (c)		5.70	6/1/2034	10,198,000	10,028,475
CVS Health Corp., Sr. Unscd. Notes (c)		6.05	6/1/2054	4,849,000	4,552,037
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B (b)		5.45	4/20/2048	1,198,887	1,176,712
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)		5.56	11/20/2048	5,979,000	5,981,596
Diamondback Energy, Inc., Gtd. Notes		5.75	4/18/2054	2,218,000	2,083,295
Diamondback Energy, Inc., Gtd. Notes		5.90	4/18/2064	2,690,000	2,527,718
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I (b)		2.66	4/25/2051	5,470,312	4,978,931
Dow Chemical Co. (The), Sr. Unscd. Notes (c)		6.90	5/15/2053	3,850,000	4,241,868
Duke Energy Carolinas LLC, First Mortgage Bonds		4.85	1/15/2034	15,715,000	15,240,385
ENT Auto Receivables Trust, Ser. 2023-1A, Cl. A3(b)		6.24	1/16/2029	2,112,000	2,143,038
Exelon Corp., Sr. Unscd. Notes		5.60	3/15/2053	4,480,000	4,316,090
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2(f)		3.37	7/25/2025	4,849,343	4,812,893
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, (1 Month SOFR + 0.56%) (d),(f)		5.23	8/25/2025	257,213	257,491
General Motors Financial Co., Inc., Sr. Unscd. Notes	EUR	4.00	7/10/2030	1,962,000	2,095,937
General Motors Financial Co., Inc., Sr. Unscd. Notes (c)		5.45	9/6/2034	3,000,000	2,913,806
General Motors Financial Co., Inc., Sr. Unscd. Notes		6.10	1/7/2034	2,860,000	2,902,939

Statement of Investments (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 96.7% (continued)
United States — 51.4% (continued)
HCA, Inc., Gtd. Notes		5.45	4/1/2031	17,030,000	17,002,002
HCA, Inc., Gtd. Notes		5.45	9/15/2034	2,081,000	2,029,514
Honeywell International, Inc., Sr. Unscd. Bonds	EUR	4.13	11/2/2034	2,380,000	2,593,423
John Deere Capital Corp., Sr. Unscd. Notes		4.50	1/16/2029	7,310,000	7,245,243
JPMorgan Chase & Co., Sr. Unscd. Notes		5.34	1/23/2035	6,331,000	6,293,591
JPMorgan Chase & Co., Sr. Unscd. Notes		6.25	10/23/2034	1,370,000	1,448,579
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2(b)		6.23	4/20/2054	1,643,978	1,679,021
Morgan Stanley, Sr. Unscd. Notes		5.47	1/18/2035	6,103,000	6,071,860
Morgan Stanley, Sr. Unscd. Notes		6.63	11/1/2034	1,972,000	2,119,926
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A (b)		5.36	9/22/2053	2,111,322	2,032,843
Nasdaq, Inc., Sr. Unscd. Bonds	EUR	4.50	2/15/2032	13,980,000	15,482,072
Nasdaq, Inc., Sr. Unscd. Notes		6.10	6/28/2063	1,360,000	1,385,541
National Grid North America, Inc., Sr. Unscd. Notes	EUR	1.05	1/20/2031	13,249,000	12,042,453
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)		2.28	4/25/2061	4,932,575	4,256,138
Purewest Funding LLC, Ser. 2021-1, Cl. A1(b)		4.09	12/22/2036	1,580,782	1,553,826
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A (b)		5.00	9/15/2048	5,630,000	5,545,312
SBA Tower Trust, Asset Backed Notes (b)		1.88	1/15/2026	6,860,000	6,648,433
SBA Tower Trust, Asset Backed Notes (b)		2.59	10/15/2031	6,340,000	5,226,580
SBA Tower Trust, Asset Backed Notes (b)		2.84	1/15/2025	8,030,000	8,021,837
SpringCastle America Funding LLC, Ser. 2020-AA, Cl. A (b)		1.97	9/25/2037	1,894,155	1,742,049
Stack Infrastructure Issuer LLC, Ser. 2023-1A, Cl. A2(b)		5.90	3/25/2048	1,430,000	1,442,723
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A (b)		5.75	12/20/2050	776,025	786,724
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A (b)		2.75	3/17/2038	7,404,367	7,249,249
TRP LLC, Ser. 2021-1, Cl. A (b)		2.07	6/19/2051	6,234,938	5,805,088
TRP LLC, Ser. 2021-2, Cl. A (b)		2.15	6/19/2051	6,184,828	5,767,996
Truist Financial Corp., Sr. Unscd. Notes (c)		5.12	1/26/2034	3,648,000	3,547,184
U.S. Treasury Notes (c)		3.50	9/30/2026	6,700,000	6,616,654
U.S. Treasury Notes		3.75	8/31/2031	60,000,000	57,498,752
U.S. Treasury Notes (c)		3.88	8/15/2034	65,955,000	62,383,588
U.S. Treasury Notes		4.00	1/31/2029	9,625,000	9,495,412
U.S. Treasury Notes		4.00	2/15/2034	47,170,000	45,173,371
U.S. Treasury Notes (c)		4.13	10/31/2029	29,000,000	28,672,823
U.S. Treasury Notes		4.13	11/30/2029	117,200,000	115,886,779
U.S. Treasury Notes (c)		4.25	2/28/2031	19,300,000	19,084,790
U.S. Treasury Notes (c)		4.25	11/15/2034	134,500,000	131,004,978
U.S. Treasury Notes (c)		4.25	11/30/2026	58,825,000	58,817,899
U.S. Treasury Notes		4.63	9/30/2030	54,250,000	54,765,798
U.S. Treasury Notes		4.63	2/28/2026	8,675,000	8,711,459
U.S. Treasury Notes		4.63	4/30/2029	6,000,000	6,059,028
U.S. Treasury Notes		4.63	6/30/2026	94,700,000	95,221,930
Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.32	3/16/2048	5,716,000	5,804,604
Verizon Communications, Inc., Sr. Unscd. Notes	EUR	3.50	6/28/2032	11,214,000	11,813,082
Verus Securitization Trust, Ser. 2023-4, Cl. A1(b)		5.81	5/25/2068	2,123,543	2,130,674
Verus Securitization Trust, Ser. 2023-5, Cl. A1(b)		6.48	6/25/2068	2,386,642	2,406,953
Waste Management, Inc., Gtd. Notes		4.95	3/15/2035	5,880,000	5,735,137
WEA Finance LLC, Gtd. Notes		2.88	1/15/2027	2,764,000	2,632,614

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 96.7% (continued)
United States — 51.4% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	EUR	3.90	7/22/2032	2,400,000	2,556,021
Wells Fargo & Co., Sr. Unscd. Notes		5.56	7/25/2034	6,900,000	6,893,485
WEA Finance LLC, Gtd. Notes (b),(c)		3.50	6/15/2029	2,180,000	2,012,415
WEA Finance LLC, Gtd. Notes (b)		2.88	1/15/2027	5,510,000	5,248,084
WEA Finance LLC, Gtd. Notes (b)		4.13	9/20/2028	2,326,000	2,214,879
WEA Finance LLC, Gtd. Notes (b),(c)		4.63	9/20/2048	379,000	299,109
WEA Finance LLC / Westfield UK & Europe Finance PLC, Gtd. Notes (b)		4.75	9/17/2044	8,662,000	6,968,299
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)		5.48	4/20/2049	7,449,963	7,399,744
Federal Home Loan Mortgage Corp.:
2.50, 10/1/2050-4/1/2052(f)				50,720,974	41,907,234
3.00, 7/1/2052(f)				2,927,234	2,503,555
3.50, 6/1/2052(f)				21,802,735	19,329,339
4.00, 6/1/2052(f)				1,177,363	1,081,963
5.00, 4/1/2053-10/1/2054(f)				45,143,954	43,783,709
5.50, 9/1/2053-12/1/2054(f)				53,164,016	52,913,662
6.00, 9/1/2054-11/1/2054(f)				41,623,254	42,107,147
Federal National Mortgage Association:
2.50, 9/1/2050-4/1/2052(f)				60,794,423	50,358,252
3.00, 6/1/2050(f)				32,902,619	28,442,454
3.50, 8/1/2050(f)				4,889,749	4,390,239
4.00, 5/1/2052-6/1/2052(f)				14,404,625	13,221,116
4.50, 6/1/2052(f)				14,835,046	13,982,223
5.00, 12/1/2052-10/1/2054(f)				55,536,080	53,814,406
5.50, 10/1/2052-12/1/2054(f)				77,279,337	76,677,875
6.00, 6/1/2054-9/1/2054(f)				27,175,606	27,505,655
					1,514,953,420
Total Bonds and Notes (cost $2,925,100,019)					2,850,517,346

Description/Number of Contracts /Counterparty		Exercise Price	Expiration Date	Notional Amount ($)(g)
Options Purchased — .0%
Call Options — .0%
Australian Dollar, Contracts N/A, BNP Paribas Corp.		0.60	1/21/2025	10,311,000	29,852
Australian Dollar, Contracts N/A, BNP Paribas Corp.		0.62	1/21/2025	10,311,000	135,825
Australian Dollar, Contracts N/A, Morgan Stanley & Co. LLC	AUD	0.69	1/9/2025	10,954,000	0
British Pound Cross Currency, Contracts N/A, Bank of America Corp.	EUR	0.86	1/9/2025	6,728,000	12
Canadian Dollar Cross Currency, Contracts N/A, Barclays Capital, Inc.	GBP	1.86	1/9/2025	5,819,000	90
Japanese Yen, Contracts N/A, Barclays Capital, Inc.		162.12	1/21/2025	7,370,000	8,365
Swedish Krona, Contracts N/A, Bank of America Corp.		10.99	1/10/2025	7,207,000	69,416
					243,560
Put Options — .0%
Australian Dollar, Contracts N/A, Morgan Stanley & Co. LLC	AUD	0.65	1/9/2025	10,954,000	359,923
British Pound Cross Currency, Contracts N/A, Bank of America Corp.	EUR	0.83	1/9/2025	6,728,000	8,429

Statement of Investments (continued)
Description/Number of Contracts /Counterparty		Exercise Price	Expiration Date	Notional Amount ($)(g)	Value ($)
Options Purchased — .0% (continued)
Put Options — .0% (continued)
Canadian Dollar Cross Currency, Contracts N/A, Barclays Capital, Inc.	GBP	1.79	1/9/2025	5,819,000	14,343
Japanese Yen, Contracts N/A, Goldman Sachs & Co. LLC		146.85	1/9/2025	5,930,000	116
Japanese Yen, Contracts N/A, Goldman Sachs & Co. LLC		151.43	1/9/2025	5,930,000	1,150
Japanese Yen, Contracts N/A, Barclays Capital, Inc.		155.50	1/21/2025	7,370,000	46,865
South African Rand, Contracts N/A, Barclays Capital, Inc.		17.85	1/9/2025	5,926,000	31
Swedish Krona, Contracts N/A, Bank of America Corp.		10.34	1/10/2025	7,207,000	14
Swiss Franc, Contracts N/A, Barclays Capital, Inc.		0.86	1/9/2025	5,926,000	8
					430,879
Total Options Purchased (cost $639,702)					674,439

Description	1-Day Yield (%)	Shares
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $21,004,316)	4.54	21,004,316	21,004,316
Investment of Cash Collateral for Securities Loaned — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $30,346,476)	4.54	30,346,476	30,346,476
Total Investments (cost $2,977,090,513)		98.4%	2,902,542,577
Cash and Receivables (Net)		1.6%	47,351,072
Net Assets		100.0%	2,949,893,649

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan Renminbi
COP—Colombia Peso
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysia Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Poland Zloty

SGD—Singapore Dollar
SOFR—Secured Overnight Financing Rate
SONIO—Sterling Overnight Index Average
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to $359,271,378 or 12.2% of net assets.

(c)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $213,283,784 and the value of the collateral was
$220,720,193, consisting of cash collateral of $30,346,476 and U.S. Government & Agency securities valued at $190,373,717.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Notional amount stated in U.S. Dollars unless otherwise indicated.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 12/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	2,036,558	1,700,052,773	(1,681,085,015)	21,004,316	1,977,608
Investment of Cash Collateral for Securities Loaned - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	48,722,829	930,769,894	(949,146,247)	30,346,476	274,273††
Total - 1.7%	50,759,387	2,630,822,667	(2,630,231,262)	51,350,792	2,251,881

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	526	3/17/2025	37,252,523(a)	36,748,562	(503,961)
Euro-Bobl	1,633	3/6/2025	201,397,106(a)	199,365,264	(2,031,842)
Euro-BTP Italian Government Bond	102	3/6/2025	13,008,160(a)	12,676,691	(331,469)
Euro-Buxl 30 Year Bond	303	3/6/2025	44,202,681(a)	41,643,283	(2,559,398)
Euro-OAT French Government Bond	104	3/6/2025	13,605,077(a)	13,293,685	(311,392)
Euro-Schatz	1,685	3/6/2025	187,323,786(a)	186,732,395	(591,391)
U.S. Treasury 10 Year Notes	162	3/20/2025	17,801,747	17,617,500	(184,247)
U.S. Treasury 10 Year Ultra Notes	1,517	3/20/2025	170,110,601	168,861,063	(1,249,538)
U.S. Treasury 5 Year Notes	6,251	3/31/2025	668,367,910	664,510,617	(3,857,293)

Statement of Investments (continued)
Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short
Canadian 10 Year Bond	3,257	3/20/2025	274,517,207(a)	277,811,938	(3,294,731)
Euro-Bund	1,360	3/6/2025	192,551,603(a)	187,984,401	4,567,202
Japanese 10 Year Bond	408	3/13/2025	369,384,789(a)	367,950,682	1,434,107
U.S. Treasury 2 Year Notes	143	3/31/2025	29,369,510	29,402,141	(32,631)
U.S. Treasury Ultra Long Bonds	1,950	3/20/2025	240,346,302	231,867,188	8,479,114

Gross Unrealized Appreciation	14,480,423
Gross Unrealized Depreciation	(14,947,893)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Options Written
Description/Contracts /Counterparty	Exercise Price	Expiration Date	Notional Amount ($)(a)		Value ($)
Call Options:
Australian Dollar, Contracts N/A, Morgan Stanley & Co. LLC	0.67	1/9/2025	10,954,000	AUD	(0)
Australian Dollar, Contracts N/A, BNP Paribas Corp.	0.61	1/21/2025	20,622,000		(135,127)
British Pound Cross Currency, Contracts N/A, Bank of America Corp.	0.84	1/9/2025	6,728,000	EUR	(208)
Canadian Dollar Cross Currency, Contracts N/A, Barclays Capital, Inc.	1.83	1/9/2025	5,819,000	GBP	(1,595)
Japanese Yen, Contracts N/A, Barclays Capital, Inc.	159.00	1/21/2025	7,370,000		(35,051)
Swedish Krona, Contracts N/A, Bank of America Corp.	11.21	1/10/2025	7,207,000		(13,059)
Put Options:
Australian Dollar, Contracts N/A, Morgan Stanley & Co. LLC	0.64	1/9/2025	10,954,000	AUD	(216,212)
British Pound Cross Currency, Contracts N/A, Bank of America Corp.	0.81	1/9/2025	6,728,000	EUR	(171)
Canadian Dollar Cross Currency, Contracts N/A, Barclays Capital, Inc.	1.76	1/9/2025	5,819,000	GBP	(1,121)
Japanese Yen, Contracts N/A, Goldman Sachs & Co. LLC	149.14	1/9/2025	11,860,000		(695)
Japanese Yen, Contracts N/A, Barclays Capital, Inc.	152.38	1/21/2025	7,370,000		(16,718)
South African Rand, Contracts N/A, Barclays Capital, Inc.	17.50	1/9/2025	5,926,000		(2)
Swedish Krona, Contracts N/A, Bank of America Corp.	10.56	1/10/2025	7,207,000		(182)
Swiss Franc, Contracts N/A, Barclays Capital, Inc.	0.88	1/9/2025	5,926,000		(173)
Total Options Written (premiums received $529,073)					(420,314)

AUD—Australian Dollar
EUR—Euro
GBP—British Pound

(a)	Notional amount stated in U.S. Dollars unless otherwise indicated.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
United States Dollar	2,400,540	Swedish Krona	26,013,000	1/15/2025	47,527
New Zealand Dollar	11,107,000	United States Dollar	6,399,797	1/15/2025	(184,894)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	109,320,959	Japanese Yen	16,284,836,000	1/10/2025	5,700,112
United States Dollar	8,684,351	Swedish Krona	95,337,000	1/10/2025	62,917
United States Dollar	2,463,830	Danish Krone	17,434,000	1/10/2025	40,954
British Pound	4,195,000	United States Dollar	5,347,272	1/10/2025	(96,006)
Euro	89,504,000	United States Dollar	94,619,842	1/10/2025	(1,869,943)
Peruvian Nuevo Sol	70,528,000	United States Dollar	18,912,367	1/10/2025	(147,809)
United States Dollar	1,565,326	Euro	1,489,000	1/15/2025	22,023
United States Dollar	2,869,767	Euro	2,727,000	1/15/2025	43,314
United States Dollar	2,422,910	Swedish Krona	26,472,000	1/15/2025	28,378
Norwegian Krone	233,214,827	United States Dollar	21,014,056	1/15/2025	(527,468)
Swiss Franc	2,794,449	United States Dollar	3,171,000	1/15/2025	(86,681)
United States Dollar	5,064,954	Canadian Dollar	7,108,000	1/15/2025	117,363
BNP Paribas Corp.
United States Dollar	5,653,693	Euro	5,362,000	1/10/2025	97,238
United States Dollar	7,154,605	Canadian Dollar	10,114,000	1/10/2025	115,971
Euro	1,290,000	United States Dollar	1,357,805	1/10/2025	(21,023)
United States Dollar	15,189,138	Swiss Franc	13,374,000	1/10/2025	436,159
United States Dollar	4,178,845	Singapore Dollar	5,609,000	1/10/2025	69,868
United States Dollar	3,085,049	Swiss Franc	2,723,000	1/15/2025	79,591
Swedish Krona	26,837,589	United States Dollar	2,450,000	1/15/2025	(22,398)
United States Dollar	2,395,057	Australian Dollar	3,729,000	1/15/2025	86,957
United States Dollar	2,025,088	Swedish Krona	22,143,875	1/15/2025	22,057
United States Dollar	3,138,942	Euro	2,983,000	1/15/2025	47,153
Swiss Franc	5,099,000	United States Dollar	5,761,582	1/15/2025	(133,660)
Czech Koruna	109,186,514	Euro	4,346,000	1/15/2025	(15,322)
United States Dollar	3,136,781	Canadian Dollar	4,510,000	1/15/2025	(2,447)
United States Dollar	2,354,680	Chinese Renminbi	17,120,000	1/15/2025	21,355
Swedish Krona	26,224,000	United States Dollar	2,407,014	1/15/2025	(34,915)
Citigroup Global Markets, Inc.
United States Dollar	26,713,517	Colombian Peso	117,526,120,000	1/15/2025	92,418
United States Dollar	5,659,288	British Pound	4,476,000	1/15/2025	56,504
Hungarian forint	1,142,260,084	Euro	2,766,000	1/15/2025	6,789
Polish Zloty	15,201,367	Euro	3,556,000	1/15/2025	(6,926)
British Pound	2,737,000	United States Dollar	3,435,278	1/15/2025	(9,269)
Swedish Krona	48,340,000	United States Dollar	4,400,684	1/15/2025	(28,075)
Euro	4,221,000	United States Dollar	4,396,795	1/15/2025	(21,858)
South Korean Won	4,046,765,000	United States Dollar	2,852,848	1/15/2025	(102,753)
United States Dollar	4,530,934	Canadian Dollar	6,333,000	1/15/2025	122,789
United States Dollar	2,410,452	Australian Dollar	3,702,557	1/15/2025	118,718
Canadian Dollar	5,023,000	United States Dollar	3,576,844	1/15/2025	(80,536)
United States Dollar	3,765,604	Polish Zloty	15,555,708	1/15/2025	1,094
Goldman Sachs & Co. LLC
United States Dollar	359,002,991	Euro	340,449,000	1/10/2025	6,207,473

Statement of Investments (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	22,286,557	Brazilian Real	135,256,000	1/10/2025	435,323
United States Dollar	21,332,767	Peruvian Nuevo Sol	80,352,000	1/10/2025	(45,548)
United States Dollar	100,999,655	New Zealand Dollar	171,526,000	1/10/2025	5,025,819
United States Dollar	9,981,151	Malaysian Ringgit	44,480,000	1/10/2025	29,825
United States Dollar	7,810,408	Indonesian Rupiah	124,302,636,000	1/10/2025	90,047
Hungarian forint	540,256,000	United States Dollar	1,367,921	1/10/2025	(8,404)
Euro	12,981,000	United States Dollar	13,630,608	1/10/2025	(178,847)
United States Dollar	80,420,242	Australian Dollar	124,063,000	1/10/2025	3,630,455
Swedish Krona	145,992,069	United States Dollar	13,321,536	1/15/2025	(115,782)
Japanese Yen	228,164,000	United States Dollar	1,459,694	1/15/2025	(7,021)
United States Dollar	7,460,079	South Korean Won	10,431,204,000	1/15/2025	371,255
United States Dollar	29,062,167	New Zealand Dollar	49,632,000	1/15/2025	1,290,664
United States Dollar	49,661,705	Euro	47,180,161	1/15/2025	760,909
United States Dollar	4,587,133	Czech Koruna	110,490,966	1/15/2025	44,327
HSBC Securities (USA), Inc.
United States Dollar	349,948,608	Euro	331,707,000	1/10/2025	6,212,122
Euro	34,406,000	United States Dollar	36,052,586	1/10/2025	(398,839)
United States Dollar	16,380,869	Brazilian Real	99,673,000	1/10/2025	278,233
United States Dollar	22,747,539	South Korean Won	31,926,854,000	1/10/2025	1,053,956
United States Dollar	30,575,035	Canadian Dollar	42,855,000	1/10/2025	750,960
United States Dollar	81,921,720	Chinese Renminbi	596,307,625	1/10/2025	656,200
United States Dollar	41,378,110	British Pound	33,053,000	1/10/2025	2,646
United States Dollar	172,100,071	British Pound	136,086,000	1/10/2025	1,748,774
United States Dollar	6,355,944	Mexican Peso	129,472,000	1/10/2025	158,035
Swedish Krona	22,186,000	United States Dollar	2,028,583	1/10/2025	(22,278)
United States Dollar	2,920,244	Hungarian forint	1,142,926,690	1/15/2025	44,903
United States Dollar	2,718,834	New Zealand Dollar	4,832,000	1/15/2025	15,097
United States Dollar	35,647,393	Swiss Franc	31,449,994	1/15/2025	935,077
United States Dollar	10,584,140	Australian Dollar	16,968,000	1/15/2025	81,632
Canadian Dollar	7,075,000	United States Dollar	5,014,395	1/15/2025	(89,773)
Euro	5,317,000	United States Dollar	5,602,587	1/15/2025	(91,679)
United States Dollar	14,575,058	British Pound	11,500,479	1/15/2025	179,459
United States Dollar	7,848,735	Euro	7,442,000	1/15/2025	135,329
Brazilian Real	19,897,000	United States Dollar	3,253,882	1/15/2025	(42,375)
Canadian Dollar	27,706,000	United States Dollar	19,725,899	1/15/2025	(440,873)
Japanese Yen	2,523,875,806	United States Dollar	16,497,310	1/15/2025	(428,314)
Australian Dollar	16,839,000	United States Dollar	10,510,148	1/15/2025	(87,486)
J.P. Morgan Securities LLC
Norwegian Krone	28,548,000	United States Dollar	2,592,451	1/15/2025	(84,673)
United States Dollar	18,112,174	Swedish Krona	197,995,000	1/15/2025	202,479
Morgan Stanley & Co. LLC
United States Dollar	2,928,832	Polish Zloty	11,989,000	1/10/2025	26,937

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RBC Capital Markets, LLC
United States Dollar	541,374	Japanese Yen	80,605,000	1/10/2025	28,482
United States Dollar	2,420,272	New Zealand Dollar	4,293,000	1/15/2025	18,131
United States Dollar	8,178,053	Chinese Renminbi	59,128,000	1/15/2025	119,359
United States Dollar	2,698,084	Euro	2,594,000	1/15/2025	9,482
UBS Securities LLC
United States Dollar	48,459,029	Canadian Dollar	67,687,571	1/15/2025	1,344,448
Euro	2,594,000	United States Dollar	2,728,338	1/15/2025	(39,736)
United States Dollar	3,169,497	Euro	2,992,000	1/15/2025	68,381
United States Dollar	1,103,783	Swiss Franc	973,030	1/15/2025	29,820
United States Dollar	2,144,721	Swedish Krona	23,434,125	1/15/2025	24,981
Swiss Franc	1,592,000	United States Dollar	1,806,851	1/15/2025	(49,712)
United States Dollar	4,673,600	Swiss Franc	4,119,970	1/15/2025	126,264
Gross Unrealized Appreciation					39,574,533
Gross Unrealized Depreciation					(5,523,323)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 42, Paid 3 Month Fixed Rate of 5.00%	12/20/2029	11,119,850	(891,089)	(925,398)	34,309
Markit iTraxx Europe Index Series 42, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	32,018,123	(645,392)	(694,339)	48,947
Sold Contracts:(c)
Markit iTraxx Europe Subordinated Financial Index Series 42, Received 3 Month Fixed Rate of 1.00%	12/20/2029	32,375,492	(170,877)	(348,940)	178,063
Markit CDX North America Investment Grade Index Series 43, Received 3 Month Fixed Rate of 1.00%	12/20/2029	31,370,000	710,658	726,158	(15,500)
Gross Unrealized Appreciation					261,319
Gross Unrealized Depreciation					(15,500)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Statement of Investments (continued)

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Intesa Sanpaolo SpA, 4.20%, 6/1/2032 Paid 3 Month Fixed Rate of 1.00%, BNP Paribas Corp.	12/20/2029	12,616,653	138,386	297,893	(159,507)
Mediobanca Banca di Credito Finanziario SpA, 2.30%, 11/23/2030 Paid 3 Month Fixed Rate of 1.00%, Citigroup Global Markets, Inc.	12/20/2029	6,318,685	71,142	141,569	(70,427)
Transdigm, 5.50%, 11/15/2027 Paid 3 Month Fixed Rate of 5.00%, Goldman Sachs & Co. LLC	12/20/2029	5,560,000	(881,565)	(880,814)	(751)
UniCredit SpA, 2.73%, 1/15/2032 Paid 3 Month Fixed Rate of 1.00%, BNP Paribas Corp.	12/20/2029	12,243,747	136,772	323,334	(186,562)
YUM! Brands, 3.63%, 3/15/2031 Paid 3 Month Fixed Rate of 1.00%, Bank of America Corp.	12/20/2029	7,930,000	(51,359)	(28,102)	(23,257)
YUM! Brands, 3.63%, 3/15/2031 Paid 3 Month Fixed Rate of 1.00%, Bank of America Corp.	12/20/2029	5,280,000	(34,196)	(23,176)	(11,020)
Sold Contracts:(c)
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%, Goldman Sachs & Co. LLC	6/20/2029	4,143,400	(42,811)	(118,209)	75,398
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%, Goldman Sachs & Co. LLC	12/20/2029	1,605,567	(26,721)	(26,325)	(396)
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%, BNP Paribas Corp.	12/20/2029	3,221,493	(53,616)	(55,688)	2,073
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%, BNP Paribas Corp.	12/20/2029	1,222,303	(20,343)	(27,816)	7,473
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%, BNP Paribas Corp.	12/20/2029	3,148,984	(52,409)	(69,029)	16,620
Virgin Media Finance PLC, 3.75%, 7/15/2030 Received 3 Month Fixed Rate of 5.00%, Goldman Sachs & Co. LLC	12/20/2029	5,490,005	238,574	217,016	21,558
Ziggo BondCo, 5.13%, 2/28/2030 Received 3 Month Fixed Rate of 5.00%, Goldman Sachs & Co. LLC	12/20/2029	2,817,512	190,855	173,362	17,493
Ziggo BondCo, 5.13%, 2/28/2030 Received 3 Month Fixed Rate of 5.00%, Goldman Sachs & Co. LLC	12/20/2029	3,045,399	206,293	186,980	19,313
Gross Unrealized Appreciation					159,928
Gross Unrealized Depreciation					(451,920)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.46%	12/7/2053	48,869,000	(428,172)	50,606	(478,778)
EUR Maturity Fixed at 2.50%	EUR - CPTFEMU at Maturity	12/7/2053	33,955,154	3,423,358	753,670	2,669,688
GBP Maturity Fixed at 3.71%	GBP - UKRPI at Maturity	4/5/2034	123,938,100	1,878,629	—	1,878,629
GBP Maturity Fixed at 3.71%	GBP - UKRPI at Maturity	5/16/2034	129,146,004	2,256,743	(203,740)	2,460,483
SEK - 3 Month STIBOR at 2.58%	SEK 12 Month Fixed at 2.63%	6/19/2029	132,575,912	(2,533,664)	—	(2,533,664)
EUR 12 Month Fixed at 2.84%	EUR - 6 Month Euribor at 2.66%	6/19/2029	135,126,632	5,331,530	—	5,331,530
EUR 12 Month Fixed at 2.77%	EUR - 6 Month Euribor at 3.64%	7/17/2029	134,660,500	2,476,152	—	2,476,152
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	15,405,000	(315,729)	(599,117)	283,388
SEK - 3 Month STIBOR at 3.04%	SEK 12 Month Fixed at 2.44%	7/17/2029	135,576,675	(382,240)	—	(382,240)
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	10,894,034	2,205,715	2,048,858	156,858
Gross Unrealized Appreciation						15,256,728
Gross Unrealized Depreciation						(3,394,682)

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
GBP—British Pound
SEK—Swedish Krona
STIBOR—Stockholm Interbank Offered Rate
UKRPI—UK RPI All Items NSA
USD—United States Dollar

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 3 Month Euribor at 2.85%	EUR - IBOXXMJA at Maturity	Goldman Sachs & Co. LLC	3/20/2025	6,424,017	(166,720)
EUR - 3 Month Euribor at 2.85%	EUR - IBOXXMJA at Maturity	J.P. Morgan Securities LLC	3/20/2025	12,847,587	(353,728)
EUR - 3 Month Euribor at 2.85%	EUR - IBOXXMJA at Maturity	BNP Paribas Corp.	3/20/2025	5,485,627	(145,928)
EUR - 3 Month Euribor at 2.85%	EUR - IBOXXMJA at Maturity	BNP Paribas Corp.	3/20/2025	3,335,262	(69,232)
EUR - 3 Month Euribor at 2.85%	EUR - QW5A at Maturity	Goldman Sachs & Co. LLC	3/20/2025	54,201,441	(234,192)

Statement of Investments (continued)
OTC Total Return Swaps (continued)
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 3 Month Euribor at 2.85%	EUR - QW5A at Maturity	Goldman Sachs & Co. LLC	3/20/2025	47,649,207	(214,018)
EUR - 3 Month Euribor at 2.85%	EUR - QW5A at Maturity	BNP Paribas Corp.	3/20/2025	27,781,000	265,380
Gross Unrealized Appreciation					265,380
Gross Unrealized Depreciation					(1,183,818)

IBOXXMJA—Markit iBoxx € Liquid High Yield Index
QW5A—Markit iBoxx € Corporates Index
EUR—Euro
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $213,283,784)—Note 1(c):
Unaffiliated issuers	2,925,739,721	2,851,191,785
Affiliated issuers	51,350,792	51,350,792
Cash denominated in foreign currency	9,533,080	9,484,002
Cash collateral held by broker—Note 4		41,249,603
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		39,574,533
Dividends, interest and securities lending income receivable		30,552,625
Receivable for shares of Beneficial Interest subscribed		5,691,614
Over-the-counter swap upfront payments—Note 4		1,340,154
Unrealized apprecaition on over-the-counter swap agreements—Note 4		425,308
Tax reclaim receivable—Note 1(b)		16,675
Prepaid expenses		78,851
		3,030,955,942
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,192,942
Cash overdraft due to Custodian		6,831,689
Payable for shares of Beneficial Interest redeemed		32,663,553
Liability for securities on loan—Note 1(c)		30,346,476
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		5,523,323
Unrealized depreciation on over-the-counter swap agreements—Note 4		1,635,738
Over-the-counter swap upfront receipts—Note 4		1,229,159
Payable for swap variation margin—Note 4		590,377
Outstanding options written, at value (premiums received $529,073)—Note 4		420,314
Payable for futures variation margin—Note 4		219,253
Trustees’ fees and expenses payable		62,967
Other accrued expenses		346,502
		81,062,293
Net Assets ($)		2,949,893,649
Composition of Net Assets ($):
Paid-in capital		3,137,851,421
Total distributable earnings (loss)		(187,957,772)
Net Assets ($)		2,949,893,649

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	149,103,167	8,251,308	2,664,698,121	127,841,053
Shares Outstanding	7,489,225	430,134	132,519,002	6,342,899
Net Asset Value Per Share ($)	19.91	19.18	20.11	20.15
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income ($):
Income:
Interest (net of $362,156 foreign taxes withheld at source)	108,560,352
Dividends (net of $54,457 foreign taxes withheld at source):
Unaffiliated issuers	1,404,908
Affiliated issuers	1,977,608
Income from securities lending—Note 1(c)	274,273
Total Income	112,217,141
Expenses:
Management fee—Note 3(a)	10,579,414
Shareholder servicing costs—Note 3(c)	2,372,315
Custodian fees—Note 3(c)	423,678
Trustees’ fees and expenses—Note 3(d)	322,432
Administration fee—Note 3(a)	257,251
Professional fees	216,151
Prospectus and shareholders’ reports	196,439
Registration fees	120,933
Distribution fees—Note 3(b)	71,904
Loan commitment fees—Note 2	63,835
Chief Compliance Officer fees—Note 3(c)	19,576
Miscellaneous	98,719
Total Expenses	14,742,647
Less—reduction in fees due to earnings credits—Note 3(c)	(11,531)
Net Expenses	14,731,116
Net Investment Income	97,486,025
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(30,208,019)
Net realized gain (loss) on futures	13,735,819
Net realized gain (loss) on options transactions	3,556,305
Net realized gain (loss) on forward foreign currency exchange contracts	52,406,425
Net realized gain (loss) on swap agreements	434,705
Net Realized Gain (Loss)	39,925,235
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(93,115,634)
Net change in unrealized appreciation (depreciation) on futures	14,986,294
Net change in unrealized appreciation (depreciation) on options transactions	329,680
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	57,269,156
Net change in unrealized appreciation (depreciation) on swap agreements	6,848,885
Net Change in Unrealized Appreciation (Depreciation)	(13,681,619)
Net Realized and Unrealized Gain (Loss) on Investments	26,243,616
Net Increase in Net Assets Resulting from Operations	123,729,641
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations ($):
Net investment income	97,486,025	74,949,953
Net realized gain (loss) on investments	39,925,235	(56,988,214)
Net change in unrealized appreciation (depreciation) on investments	(13,681,619)	145,903,885
Net Increase from Payment by Affiliate	-	235,235(a)
Net Increase (Decrease) in Net Assets Resulting from Operations	123,729,641	164,100,859
Distributions ($):
Distributions to shareholders:
Class A	(4,776,994)	(2,491,119)
Class C	(218,282)	(182,864)
Class I	(90,579,337)	(35,756,475)
Class Y	(4,747,795)	(3,165,357)
Total Distributions	(100,322,408)	(41,595,815)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	42,933,972	70,453,213
Class C	2,431,347	1,291,215
Class I	1,085,762,985	827,422,313
Class Y	37,315,347	30,711,832
Distributions reinvested:
Class A	4,617,562	2,404,224
Class C	198,818	160,707
Class I	82,874,944	32,532,085
Class Y	4,098,581	2,872,141
Cost of shares redeemed:
Class A	(41,724,166)	(30,106,312)
Class C	(5,778,716)	(8,066,793)
Class I	(520,104,363)	(525,320,186)
Class Y	(94,690,694)	(59,624,259)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	597,935,617	344,730,180
Total Increase (Decrease) in Net Assets	621,342,850	467,235,224
Net Assets ($):
Beginning of Period	2,328,550,799	1,861,315,575
End of Period	2,949,893,649	2,328,550,799

(a)	During the period ended December 31, 2023, the fund was reimbursed by BNY for fund losses relating to an error in processing of foreign futures variation margin.

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2024	2023
Capital Share Transactions (Shares):
Class A(a)
Shares sold	2,130,950	3,712,856
Shares issued for distributions reinvested	231,493	122,477
Shares redeemed	(2,089,280)	(1,572,996)
Net Increase (Decrease) in Shares Outstanding	273,163	2,262,337
Class C
Shares sold	126,188	69,780
Shares issued for distributions reinvested	10,357	8,481
Shares redeemed	(300,008)	(437,531)
Net Increase (Decrease) in Shares Outstanding	(163,463)	(359,270)
Class I(a)
Shares sold	53,579,224	43,040,393
Shares issued for distributions reinvested	4,112,407	1,641,376
Shares redeemed	(25,687,267)	(27,301,774)
Net Increase (Decrease) in Shares Outstanding	32,004,364	17,379,995
Class Y
Shares sold	1,835,019	1,592,831
Shares issued for distributions reinvested	202,962	144,619
Shares redeemed	(4,591,041)	(3,083,852)
Net Increase (Decrease) in Shares Outstanding	(2,553,060)	(1,346,402)

(a)	During the period ended December 31, 2024, 386 Class A shares representing $7,964 were exchanged for 382 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended December 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.69	18.63	21.50	23.07	21.90
Investment Operations:
Net investment income(a)	.68	.60	.35	.27	.32
Net realized and unrealized gain (loss) on investments	.19	.81	(2.42)	(.67 )	1.38
Total from Investment Operations	.87	1.41	(2.07)	(.40 )	1.70
Distributions:
Dividends from net investment income	(.65 )	(.35 )	(.72 )	(.23 )	(.53 )
Dividends from net realized gain on investments	-	-	(.08 )	(.94 )	-
Total Distributions	(.65 )	(.35 )	(.80 )	(1.17)	(.53 )
Net asset value, end of period	19.91	19.69	18.63	21.50	23.07
Total Return (%)(b)	4.45	7.45 (c)	(9.66)	(1.74)	7.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	.85	.84	.81	.78
Ratio of net expenses to average net assets	.84	.85	.84	.81	.78
Ratio of net investment income to average net assets	3.40	3.14	1.74	1.20	1.45
Portfolio Turnover Rate	111.62	117.24	158.30 (d)	134.26 (d)	107.96 (d)
Net Assets, end of period ($ x 1,000)	149,103	142,091	92,286	115,561	118,603

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022, 2021 and 2020 were 154.95%, 101.63% and 99.30%, respectively.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.00	18.09	20.97	22.62	21.56
Investment Operations:
Net investment income(a)	.51	.44	.20	.10	.17
Net realized and unrealized gain (loss) on investments	.18	.78	(2.35)	(.66 )	1.32
Total from Investment Operations	.69	1.22	(2.15)	(.56 )	1.49
Distributions:
Dividends from net investment income	(.51 )	(.31 )	(.65 )	(.15 )	(.43 )
Dividends from net realized gain on investments	-	-	(.08 )	(.94 )	-
Total Distributions	(.51 )	(.31 )	(.73 )	(1.09)	(.43 )
Net asset value, end of period	19.18	19.00	18.09	20.97	22.62
Total Return (%)(b)	3.71	6.62 (c)	(10.31)	(2.49)	6.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.59	1.60	1.57	1.54	1.55
Ratio of net expenses to average net assets	1.59	1.60	1.57	1.54	1.55
Ratio of net investment income to average net assets	2.66	2.38	1.01	.45	.76
Portfolio Turnover Rate	111.62	117.24	158.30 (d)	134.26 (d)	107.96 (d)
Net Assets, end of period ($ x 1,000)	8,251	11,280	17,239	31,266	47,875

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022, 2021 and 2020 were 154.95%, 101.63% and 99.30%, respectively.
See notes to financial statements.

	Year Ended December 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.88	18.76	21.62	23.18	21.98
Investment Operations:
Net investment income(a)	.75	.67	.41	.34	.40
Net realized and unrealized gain (loss) on investments	.19	.81	(2.42)	(.68 )	1.37
Total from Investment Operations	.94	1.48	(2.01)	(.34 )	1.77
Distributions:
Dividends from net investment income	(.71 )	(.36 )	(.77 )	(.28 )	(.57 )
Dividends from net realized gain on investments	-	-	(.08 )	(.94 )	-
Total Distributions	(.71 )	(.36 )	(.85 )	(1.22)	(.57 )
Net asset value, end of period	20.11	19.88	18.76	21.62	23.18
Total Return (%)	4.76	7.78 (b)	(9.35)	(1.47)	8.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	.54	.53	.50	.52
Ratio of net expenses to average net assets	.54	.54	.53	.50	.52
Ratio of net investment income to average net assets	3.70	3.45	2.06	1.50	1.77
Portfolio Turnover Rate	111.62	117.24	158.30 (c)	134.26 (c)	107.96 (c)
Net Assets, end of period ($ x 1,000)	2,664,698	1,997,948	1,559,352	2,434,544	2,565,548

(a)	Based on average shares outstanding.
(b)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(c)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022, 2021 and 2020 were 154.95%, 101.63% and 99.30%, respectively.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	19.92	18.79	21.65	23.20	22.00
Investment Operations:
Net investment income(a)	.77	.68	.43	.35	.43
Net realized and unrealized gain (loss) on investments	.19	.81	(2.43)	(.68 )	1.35
Total from Investment Operations	.96	1.49	(2.00)	(.33 )	1.78
Distributions:
Dividends from net investment income	(.73 )	(.36 )	(.78 )	(.28 )	(.58 )
Dividends from net realized gain on investments	-	-	(.08 )	(.94 )	-
Total Distributions	(.73 )	(.36 )	(.86 )	(1.22)	(.58 )
Net asset value, end of period	20.15	19.92	18.79	21.65	23.20
Total Return (%)	4.87	7.84 (b)	(9.30)	(1.39)	8.13
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.47	.46	.45	.45
Ratio of net expenses to average net assets	.47	.47	.46	.45	.45
Ratio of net investment income to average net assets	3.79	3.52	2.13	1.55	1.87
Portfolio Turnover Rate	111.62	117.24	158.30 (c)	134.26 (c)	107.96 (c)
Net Assets, end of period ($ x 1,000)	127,841	177,231	192,439	250,474	246,484

(a)	Based on average shares outstanding.
(b)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(c)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022, 2021 and 2020 were 154.95%, 101.63% and 99.30%, respectively.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Fixed Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser” ), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	86,342,754	—	86,342,754
Collateralized Loan Obligations	—	22,166,335	—	22,166,335
Commercial Mortgage-Backed	—	24,709,055	—	24,709,055
Corporate Bonds and Notes	—	582,798,044	—	582,798,044
Foreign Governmental	—	958,018,684	—	958,018,684
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	5,070,384	—	5,070,384
U.S. Government Agencies Mortgage-Backed	—	472,018,829	—	472,018,829
U.S. Treasury Securities	—	699,393,261	—	699,393,261
Investment Companies	51,350,792	—	—	51,350,792
Other Financial Instruments:
Options Purchased	—	674,439	—	674,439
Futures††	14,480,423	—	—	14,480,423
Forward Foreign Currency Exchange Contracts††	—	39,574,533	—	39,574,533
Swap Agreements††	—	15,943,355	—	15,943,355
Liabilities ($)
Other Financial Instruments:
Options Written	—	(420,314)	—	(420,314)
Futures††	(14,947,893)	—	—	(14,947,893)
Forward Foreign Currency Exchange Contracts††	—	(5,523,323)	—	(5,523,323)
Swap Agreements††	—	(5,045,920)	—	(5,045,920)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and

NOTES TO FINANCIAL STATEMENTS (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2024, BNY earned $36,099 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	213,283,784	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(213,283,784)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the

NOTES TO FINANCIAL STATEMENTS (continued)
size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Foreign Government Obligations and Securities of Supranational Entities Risk: Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.
(f) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
A portion of the fund’s distributions could potentially be treated as a return of capital. During the reporting period, the fund did not have a return of capital.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $45,542,395, accumulated capital and other losses $170,501,959 and unrealized depreciation $62,998,208.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2024. The fund has $67,522,864 of short-term capital losses and $97,411,290 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows: ordinary income $100,322,408 and $41,595,815, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
During the period ended December 31, 2024, as a result of permanent book to tax differences, primarily due to excise tax paid, the fund increased total distributable earnings (loss) by $13,960 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

NOTES TO FINANCIAL STATEMENTS (continued)
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $257,251 during the period ended December 31, 2024.
During the period ended December 31, 2024, the Distributor retained $3,075 from commissions earned on sales of the fund’s Class A shares and $210 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended December 31, 2024, Class C shares were charged $71,904 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2024, Class A and Class C shares were charged $356,140 and $23,968, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plans and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans and Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2024, the fund was charged $50,921 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $11,531.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2024, the fund was charged $423,678 pursuant to the custody agreement.
During the period ended December 31, 2024, the fund was charged $19,576 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $1,002,929, Administration fees of $26,541, Distribution Plan fees of $5,445, Shareholder Services Plan fees of $33,475, Custodian fees of $111,000, Chief Compliance Officer fees of $4,057 and Transfer Agent fees of $9,495.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended December 31, 2024, amounted to $3,535,401,542 and $2,836,413,353, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended December 31, 2024 is discussed below.
Deposits with Broker:  The amount included in deposits held with broker represents cash balances that are held by a broker including collateral required for derivative contracts within Cash collateral held by broker in the Statement of Asset and Liabilities. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2024 are set forth in the Statement of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, interest and credit, or as a substitute for an investment. The fund is subject to market risk, interest risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.
Purchased and written options on swaps (“swaptions”) are used primarily to preserve a return or spread on a particular investment or portion of the fund holdings. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Options purchased and written open at December 31, 2024 are set forth in the Statement of Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at December 31, 2024 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at December 31, 2024 which are set forth in the Statement of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at December 31, 2024 are set forth in the Statement of Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at December 31, 2024 are set forth in the Statement of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at December 31, 2024 are set forth in the Statement of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of December 31, 2024 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	29,737,151 (1),(2)	Interest Rate Risk	(18,342,575)(1),(2)
Equity Risk	265,380 (1)	Equity Risk	(1,183,818)(1)
Foreign Exchange Risk	40,248,972 (3),(4)	Foreign Exchange Risk	(5,943,637)(3),(5)
Credit Risk	421,247 (1)	Credit Risk	(467,420)(1)
Gross fair value of derivative contracts	70,672,750		(25,937,450)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

NOTES TO FINANCIAL STATEMENTS (continued)
(4)	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
(5)	Outstanding options written, at value.
The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2024 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	13,735,819	1,741,729	-	13,904,834	29,382,382
Equity	-	-	-	(7,478,785)	(7,478,785)
Foreign Exchange	-	(366,882)	52,406,425	-	52,039,543
Credit	-	2,181,458	-	(5,991,344)	(3,809,886)
Total	13,735,819	3,556,305	52,406,425	434,705	70,133,254

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	14,986,294	-	-	5,053,986	20,040,280
Equity	-	-	-	(1,912,591)	(1,912,591)
Foreign Exchange	-	329,680	57,269,156	-	57,598,836
Credit	-	-	-	3,707,490	3,707,490
Total	14,986,294	329,680	57,269,156	6,848,885	79,434,015

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At December 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	14,480,423	(14,947,893)
Options	674,439	(420,314)
Forward contracts	39,574,533	(5,523,323)
Swap agreements	15,943,355	(5,045,920)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	70,672,750	(25,937,450)

NOTES TO FINANCIAL STATEMENTS (continued)
Derivative Financial Instruments: (continued)	Assets ($)	Liabilities ($)
Derivatives not subject to Master Agreements	(29,998,470)	18,358,075
Total gross amount of assets and liabilities subject to Master Agreements	40,674,280	(7,579,375)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2024:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Bank of America Corp.	125,398	(125,398)	-	-
Barclays Capital, Inc.	6,084,763	(2,782,567)	(3,302,196)	-
BNP Paribas Corp.	1,433,572	(926,121)	(507,451)	-
Citigroup Global Markets, Inc.	398,312	(319,844)	-	78,468
Goldman Sachs & Co. LLC	18,021,125	(972,374)	(17,048,751)	-
HSBC Securities (USA), Inc.	12,252,423	(1,601,617)	(8,688,000)	1,962,806
J.P. Morgan Securities LLC	202,479	(202,479)	-	-
Morgan Stanley & Co. LLC	386,860	(216,212)	-	170,648
RBC Capital Markets, LLC	175,454	-	(20,000)	155,454
UBS Securities LLC	1,593,894	(89,448)	(1,450,000)	54,446
Total	40,674,280	(7,236,060)	(31,016,398)	2,421,822

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Bank of America Corp.	(232,791)	125,398	-	(107,393)
Barclays Capital, Inc.	(2,782,567)	2,782,567	-	-
BNP Paribas Corp.	(926,121)	926,121	-	-
Citigroup Global Markets, Inc.	(319,844)	319,844	-	-
Goldman Sachs & Co. LLC	(972,374)	972,374	-	-
HSBC Securities (USA), Inc.	(1,601,617)	1,601,617	-	-
J.P. Morgan Securities LLC	(438,401)	202,479	74,000	(161,922)
Morgan Stanley & Co. LLC	(216,212)	216,212	-	-
UBS Securities LLC	(89,448)	89,448	-	-
Total	(7,579,375)	7,236,060	74,000	(269,315)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended December 31, 2024:

NOTES TO FINANCIAL STATEMENTS (continued)
Average Market Value ($)
Futures:
Interest Rate Futures Long	899,889,482
Interest Rate Futures Short	831,565,656
Options Contracts:
Credit Purchased Options	545,729
Credit Written Options	768,719
Currency Purchased Options	376,959
Currency Written Options	304,356
Interest Rate Purchased Options	100,617
Interest Rate Written Options	5,695
Forward Contracts:
Forward Contracts Purchased in USD	371,057,449
Forward Contracts Sold in USD	1,697,208,898
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended December 31, 2024:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	105,409,258
Equity Total Return Swaps Recieves Fixed Rate	111,606,064
Credit Default Swaps Buy Protection	60,489,891
Credit Default Swaps Sell Protection	366,278,688
Interest Rate Swap Pays Fixed Rate	407,843,916
Interest Rate Swap Receives Fixed Rate	280,335,915
At December 31, 2024, the cost of investments, inclusive of derivative contracts, for federal income tax purposes was $2,979,624,634; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $63,052,875, consisting of $45,384,912 gross unrealized appreciation and $108,437,787 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Global Fixed Income Fund and Board of Trustees of BNY Mellon Investment Funds I:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Fixed Income Fund (the Fund), a series of BNY Mellon Investment Funds I, including the statement of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
February 21, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 49.36% as interest-related dividends in accordance with Sections 871(k)(1) and881(e) of the Internal Revenue Code.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6940NCSRAR1224

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 26, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 26, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)